Form N-Q
                         Explanatory Note

This Amendment No. 1 to the registrant's Quarterly Schedule of Portfolio Holdings report on Form N-Q for the period ended September 30, 2007 is being filed solely for the purpose of attaching the Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to this report, as required by
Item 3 of this report. This Amendment No. 1 does not affect Item 1 (Schedule of Investments) or Item 2 (Controls and Procedures) as originally filed in the Quarterly Schedule of Portfolio Holdings report on Form N-Q on November 16, 2007.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Continental Assurance Company Separate Account (B)


By: /S/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary

Date     July 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Continental Assurance Company Separate Account (B)

By: /S/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary (Principal Executive Officer)

Date     July 15, 2008

Continental Assurance Company

By: /S/ D. Craig Mense
   ----------------------------------------------
   D. Craig Mense
   Executive Vice President and Chief Financial Officer
   (Principal Financial and Accounting Officer)

Date     July 15, 2008